DEBT - Total (Details) ¥ in Millions, $ in Millions	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
DEBT
Short-term debt	¥ 911	$ 134	¥ 5,337
Total	911		5,337
Long-term debt	3,315	$ 489	479
Bank borrowings
DEBT
Long-term debt, current portion	205		371
Long-term debt	3,137		268
Convertible Debt
DEBT
Long-term debt, current portion			3,514
FF&E liability
DEBT
Long-term debt, current portion	46		52
Long-term debt	167		198
Others
DEBT
Long-term debt	11		13
Bank borrowings
DEBT
Short-term debt	¥ 660		¥ 1,400